Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Adaptive Global Allocation Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class A Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class A Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class I MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	7.22%	[1]	3.25%	[1]	Jun. 23, 2015	[1]	26.60%	7.93%	19.18%	6.58%	8.22%	4.09%	12.90%	[2]	4.06%	[2]	Jun. 23, 2015	[2]	26.60%	7.93%	19.18%	6.58%	8.22%	4.09%	13.99%	4.57%	Jun. 23, 2015	26.60%	7.93%	19.18%	6.58%	8.22%	4.09%	13.96%	4.86%	Jun. 23, 2015	13.21%	3.64%	Jun. 23, 2015	8.58%	3.38%	Jun. 23, 2015	26.60%	7.93%	19.18%	6.58%	8.22%	4.09%	14.11%	4.91%	Jun. 23, 2015	26.60%	7.93%	19.18%	6.58%	8.22%	4.09%	13.85%	4.71%	Jun. 23, 2015	26.60%	7.93%	19.18%	6.58%	8.22%	4.09%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.